Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
Office and electric equipment	$141,550	$124,526
Leasehold improvement	129,573	120,629
Vehicle	23,280	21,673
Subtotal	294,403	266,828
Less: accumulated depreciation and amortization	(167,732)	(127,111)
Property and equipment, net	$126,671	$139,717

Depreciation and amortization expense were $30,412 and $29,776 for the six months ended June 30, 2025 and 2024, respectively.

The Group did not record any impairment charge for the six months ended June 30, 2025 and 2024.